Income Taxes (Summary Of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Valuation allowance at beginning of period	$ 54,357	$ 44,696	$ 17,296
Increase of allowance to income tax provision	(54,357)	9,661	27,400
Valuation allowance at end of period		$ 54,357	$ 44,696